Transition To IFRS - Summary of reconciliation of cash and cash equivalents (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Disclosure of reconciliation of cash and cash equivalents [line items]
Total	$ 225,868,453	$ 131,958,216	$ 143,637,953	$ 143,637,953
Cash and due from banks [member]
Disclosure of reconciliation of cash and cash equivalents [line items]
Total		87,044,881	121,183,979
Argentine Central Bank Bills and Notes Maturing within up to 90 days [member]
Disclosure of reconciliation of cash and cash equivalents [line items]
Total		24,981,766	12,720,258
Receivables from reverse repo transactions [member]
Disclosure of reconciliation of cash and cash equivalents [line items]
Total		14,254,469	1,588,832
Local interbank loans [member]
Disclosure of reconciliation of cash and cash equivalents [line items]
Total		1,380,486	2,266,254
Overnight placements in banks abroad [member]
Disclosure of reconciliation of cash and cash equivalents [line items]
Total		426,682	5,878,630
Other Cash and cash equivalents [member]
Disclosure of reconciliation of cash and cash equivalents [line items]
Total		3,869,932
Previously stated [member]
Disclosure of reconciliation of cash and cash equivalents [line items]
Total		86,317,449	107,910,715
Previously stated [member] | Cash and due from banks [member]
Disclosure of reconciliation of cash and cash equivalents [line items]
Total		56,659,196	90,309,271
Previously stated [member] | Argentine Central Bank Bills and Notes Maturing within up to 90 days [member]
Disclosure of reconciliation of cash and cash equivalents [line items]
Total		16,910,667	9,797,693
Previously stated [member] | Receivables from reverse repo transactions [member]
Disclosure of reconciliation of cash and cash equivalents [line items]
Total		9,654,517	1,273,148
Previously stated [member] | Local interbank loans [member]
Disclosure of reconciliation of cash and cash equivalents [line items]
Total		365,000	1,811,761
Previously stated [member] | Overnight placements in banks abroad [member]
Disclosure of reconciliation of cash and cash equivalents [line items]
Total		269,278	4,718,842
Previously stated [member] | Other Cash and cash equivalents [member]
Disclosure of reconciliation of cash and cash equivalents [line items]
Total		2,458,791
Compania Financiera Argentina S.A [member]
Disclosure of reconciliation of cash and cash equivalents [line items]
Total		248,456	(580,607)
Compania Financiera Argentina S.A [member] | Cash and due from banks [member]
Disclosure of reconciliation of cash and cash equivalents [line items]
Total		(321,544)	(580,607)
Compania Financiera Argentina S.A [member] | Local interbank loans [member]
Disclosure of reconciliation of cash and cash equivalents [line items]
Total		570,000
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of reconciliation of cash and cash equivalents [line items]
Total		45,392,311	36,307,845
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Cash and due from banks [member]
Disclosure of reconciliation of cash and cash equivalents [line items]
Total		30,707,229	31,455,315
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Argentine Central Bank Bills and Notes Maturing within up to 90 days [member]
Disclosure of reconciliation of cash and cash equivalents [line items]
Total		8,071,099	2,922,565
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Receivables from reverse repo transactions [member]
Disclosure of reconciliation of cash and cash equivalents [line items]
Total		4,599,952	315,684
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Local interbank loans [member]
Disclosure of reconciliation of cash and cash equivalents [line items]
Total		445,486	454,493
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Overnight placements in banks abroad [member]
Disclosure of reconciliation of cash and cash equivalents [line items]
Total		157,404	$ 1,159,788
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Other Cash and cash equivalents [member]
Disclosure of reconciliation of cash and cash equivalents [line items]
Total		$ 1,411,141